Short Term Bank Loans (Tables)	9 Months Ended
Sep. 30, 2017
Image P2P Trading Group Limited [Member]
Schedule of Short Term Loans

Short term loans consisted of the following as of September 30, 2017 and December 31, 2016:

	2017	2016
Jiangxi Rural Credit Union & Rural Commercial bank	$-	$720,773
Jiangxi Rural Credit Union & Rural Commercial bank	1,502,742	-
Jiangxi Rural Credit Union & Rural Commercial bank	751,371	-
Jiangxi Rural Credit Union & Rural Commercial bank	300,549	-
	$2,554,662	$720,773